Related Party Transactions - Parent	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Related Party Transactions	38. RELATED PARTY DISCLOSURES
a) Parent undertaking and controlling party
The Company’s immediate and ultimate parent and controlling party is Banco Santander SA, a company incorporated in Spain. The smallest and largest groups into which the Santander UK group’s results are included are the group accounts of Banco Santander SA , copies of which may be obtained from Shareholder
Relations, 2 Triton Square, Regent’s Place, London NW1 3AN.
b) Transactions with related parties
Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2023	2022	2021	2023	2022	2021	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(12)	(863)	(210)	475	47	34	903	1,423	(2,250)	(1,732)
Fellow subsidiaries	(28)	(60)	(47)	194	171	151	26	31	(251)	(278)
Joint ventures	(183)	(77)	(34)	55	17	4	4,486	4,151	(781)	(973)
	(223)	(1,000)	(291)	724	235	189	5,415	5,605	(3,282)	(2,983)
For more on this, see ‘Balances with other Banco Santander group members’ in the Risk review, Note 13. Loans and advances to customers, Note 23. Deposits by customers and Note 33. Other Equity Instruments. In addition, transactions with pension schemes operated by the Santander UK group are described in Note
30.
The above transactions were made in the ordinary course of business, on substantially the same terms as for comparable transactions with third party counterparties, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features.
In 2021, SCUK sold its entire 50% shareholding in PSA Finance UK Limited to PSA Financial Services Spain EFC SA, a joint venture between Santander
Consumer Finance SA, a fellow subsidiary of Banco Santander SA, and Banque PSA Finance SA.
In 2021, a significant part of the CIB business of Santander UK was transferred to the London branch of Banco Santander SA by way of a Part VII banking business transfer scheme. For more details, see Note 42.
In 2021, we sold our then head office site in Triton Square, London to Santander UK Investments Ltd, a wholly owned subsidiary of our ultimate parent. Santander
UK occupies space within the building and paid fees of £9m (2022: £6m) under an occupational licence arrangement.
In November 2022, Santander (UK) Group Pension Scheme Trustees Limited entered into an unsecured committed liquidity facility with Santander UK plc for
£600m with a maturity date of 31 December 2024. This facility provides an alternate source of short-term liquidity for day-to-day operational needs. At the balance sheet date, no drawings had been made from this facility and the entire facility remained undrawn.

Santander UK Group Holdings plc
Disclosure of transactions between related parties [line items]
Related Party Transactions	44.17. RELATED PARTY TRANSACTIONS
The Company’s transactions with related parties during the year and balances outstanding at the year-end:

	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2023	2022	2021	2023	2022	2021	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	—	—	—	36	—	—	—	—	(1,092)	—
Subsidiaries	(990)	(192)	—	7	656	—	15,004	15,597	—	(3)
	(990)	(192)	—	43	656	—	15,004	15,597	(1,092)	(3)
–Dividend income from subsidiaries of £1,685m (2022: £1,212m, 2021: £1,497m),
–Dividends on ordinary shares declared and paid during the year are set out in Note 10 to the Consolidated Financial Statements.
–Loans and advances to banks include £1,772m due from Santander UK group undertakings,
–Other financial assets at amortised cost, see Note 6, all of which are securities issued by Santander UK plc,
–Other financial liabilities at fair value through profit or loss, see Note 8, all of which are securities subscribed for by Santander UK plc,
–Deposits by banks, see Note 9,
–Debt securities, see Note 10.